U.S. SECURITIES AND EXCHANGE COMMISSION
                               Washington, D. C. 20549

                                     FORM 24F-2
                          Annual Notice of Securities Sold
                               Pursuant to Rule 24f-2



     1.   Name and address of issuer:

          TMK/United Funds, Inc.
          6300 Lamar
          P. O. Box 29217
          Shawnee Mission, Kansas 66201-9217



     2.   Name of each series or class of funds for which this notice is filed:

          Money Market Portfolio

          Bond Portfolio

          High Income Portfolio

          Growth Portfolio

          Income Portfolio

          International Portfolio

          Small Cap Portfolio

          Balanced Portfolio

          Limited-Term Bond Portfolio

          Asset Strategy Portfolio



     3.   Investment Company Act File Number:

          811-5017/CIK#810016

          Securities Act File Number:

          33-11466



     4.   Last day of fiscal year for which this notice is filed:

          December 31, 1995



     5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                            [  ]

     6. Date of termination of issuer's declaration under Rule 24f-2(a)(1), if applicable (see instruction A.6):



     7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

          None



     8. Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2:

          None



     9. Number and aggregate sale price of securities sold during the fiscal year:

          None

     10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:

          None

     11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

                    727 shares at $727

     12.  Calculation of registration fee:

     (i)  Aggregate sale price of securities sold during the fiscal year in
     reliance on Rule 24f-2 (from Item 10):                      $       0


          (ii) Aggregate price of shares issued in connection with dividend
               reinvestment plans (from Item 11, if applicable): +     727
                                                                 --------------

          (iii)Aggregate price of shares redeemed or repurchased during the
               fiscal year (if applicable):                      -  40,054
                                                                 --------------

          (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to Rule 24e-2 (if
               applicable)                                       +       0
                                                                 --------------



          (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on Rule 24f-2 [line (i), plus line (ii),
               less line (iii), plus line (iv)] (if applicable):         0
                                                                 --------------

          (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see instruction C.6):
                                                                 x    1/2900
                                                                 --------------

          (vii)Fee due [line (i) or line (v) multiplied by line (vi)]
                                                                  $       0
                                                                 ==============

     Instruction: Issuers should complete lines (ii), (iii), (iv) and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See instruction C.3

     13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of
          Informal and Other Procedures (17 CFR   202.3a).

                                                                 [  ]

          Date of mailing or wire transfer of filing fees to the Commissioner's lockbox depository:

          A fee is not required since during the fiscal year ended December 31, 1995 the issuer's net redemptions exceeded sales.



                                     SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.


     By (Signature and Title)*     ---------------------------------
                                   Sharon K. Pappas
                                   Vice President and Secretary



     Date February 27, 1996
          -------------------------------


     *Please print the name and title of the signing officer below the signature.